THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N
                                   ChoicePlus

      Supplement Dated January 11, 2001 to the Prospectus Dated May 1, 2000


     This supplement describes certain changes to the Prospectus for Lincoln Life Variable Annuity Account N.

     Please review this supplement carefully and keep it with your Prospectus for reference.

     The Expense Table on page 4 of the Prospectus is amended, as follows:

     The entries in the Table for the Delaware Premium High Yield Series (formerly Delchester) Standard Class are deleted, and replaced with the following:

                              Management Fees        12(b)1 Fees         Other Expenses         Total Expenses
                              (after any waivers/                        (after any waivers/    (after any waivers/
                              reimbursements)                            reimbursements)        reimbursements)

Delaware Premium High Yield           0.65%                 N/A                  0.09%                  0.74%
Series (formerly
Delchester) Standard Class